Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property and Equipment
Property and Equipment

Note 6 — Property and Equipment

Net property and equipment as of September 30, 2011 and December 31, 2010 consists of the following:

(in thousands)	September 30, 2011	December 31, 2010

Oil and gas properties
Proved oil and gas properties	$85,711	$43,535
Unproved properties not subject to depletion	2,208	2,164
Accumulated depreciation, depletion, amortization and impairment	(35,951)	(22,121)
Net oil and gas properties	51,968	23,578

Furniture and fixtures, computer hardware and software, and other equipment	609	488
Accumulated depreciation and amortization	(420)	(407)
Net other property and equipment	189	81

Total net property and equipment	$52,157	$23,659

As of September 30, 2011 and December 31, 2010, the Company had approximately $2.2 million of unproved oil and gas properties not subject to depletion.  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  The excluded properties are assessed for impairment at least annually.  Subject to industry conditions, evaluation of most of these properties and the inclusion of their costs in amortized capital costs is expected to be completed within five years.

The Company capitalized overhead applicable to acquisition, development and exploration activities of approximately $341,000 and $321,000 for the nine months ended September 30, 2011 and 2010, respectively.

Note 5 — Property and Equipment

Net property and equipment at December 31, 2010 and 2009 consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009

Oil and gas properties:
Proved oil and gas properties	$43,535,107	$60,795,447
Unproved properties not subject to depletion	2,163,899	5,135,018
Accumulated depreciation, depletion, amortization and impairment	(22,120,742)	(24,057,894)
Net oil and gas properties	23,578,264	41,872,571

Furniture and fixtures, computer hardware and software, and other equipment	488,194	519,039
Accumulated depreciation and amortization	(407,491)	(390,852)
Net other property and equipment	80,703	128,187

Total net property and equipment	$23,658,967	$42,000,758

At December 31, 2010 and 2009, the Company had approximately $2.2 million and $5.1 million, respectively, of unproved oil and gas properties not subject to depletion.  At December 31, 2010 and 2009, the Company’s unproved properties consist principally of leasehold acquisition costs in the following areas:

	December 31, 2010	December 31, 2009

Illinois Basin:
Indiana	$945,000	$1,256,000
Illinois	470,000	738,000
Appalachian Basin:
Kentucky	685,000	756,000
Ohio	61,000	159,000
Pennsylvania	—	2,173,000
Tennessee	2,000	—
West Virginia	1,000	53,000

Total unproved properties not subject to depletion	$2,164,000	$5,135,000

During 2010, approximately $846,000 of expiring acreage was reclassified into proved property (see Note 1) and unevaluated leasehold costs of approximately $2.2 million associated with leaseholds in Pennsylvania were sold (see Note 4).  The costs not subject to depletion relate to unproved properties that are excluded from amortized capital costs until it is determined whether or not proved reserves can be assigned to such properties.  These costs do not relate to any individually significant projects. The excluded properties are assessed for impairment at least annually.  The Company believes that the majority of the unproved costs will become subject to depletion within the next five years, by proving up reserves relating to the acreage through development activities, by impairing the acreage that will expire before the property can be explored or developed, or by making decisions that further development activity will not occur.